Average Annual Total Returns - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2023
Fidelity Advisor New Insights Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(31.65%)
Past 5 years	5.33%
Past 10 years	10.07%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(33.72%)
Past 5 years	2.81%
Past 10 years	7.80%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.14%)
Past 5 years	4.21%
Past 10 years	7.98%
Fidelity Advisor New Insights Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(28.62%)
Past 5 years	5.79%
Past 10 years	10.07%
Fidelity Advisor New Insights Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(30.18%)
Past 5 years	5.57%
Past 10 years	10.06%
Fidelity Advisor New Insights Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(27.28%)
Past 5 years	6.87%
Past 10 years	11.01%
Fidelity Advisor New Insights Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(27.21%)
Past 5 years	6.99%
Since Inception	9.84%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%

[1]	A From August 13, 2013